Property, plant and equipment - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in proven and probable reserves (as a percent)	(12.00%)	(3.00%)
Impairment of property, plant and equipment		$ 0	$ 13,926
Capitalized underground development
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment			$ 13,926